Note 20 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Forward contracts-asset position	$ 406	$ 460
Fair Value, Recurring [Member]
Forward contracts-asset position		460
Interest rate swaps-liability position		(7,093)
Total		(6,633)
Total	(11,288)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts-asset position		0
Interest rate swaps-liability position		0
Total		0
Total	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts-asset position		460
Interest rate swaps-liability position		(7,093)
Total		(6,633)
Total	(11,288)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts-asset position		0
Interest rate swaps-liability position		0
Total		$ 0
Total	0
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member]
Forward contracts- liability position	(406)
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts- liability position	0
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts- liability position	(406)
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts- liability position	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Interest rate swaps-liability position	(4,145)
Interest rate swaps-asset position	3,429
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swaps-liability position	0
Interest rate swaps-asset position	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swaps-liability position	(4,145)
Interest rate swaps-asset position	3,429
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swaps-liability position	0
Interest rate swaps-asset position	0
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Interest rate swaps-liability position	(10,166)
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swaps-liability position	0
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swaps-liability position	(10,166)
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swaps-liability position	$ 0